UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT No. 1

to

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2011

The following amends the Form N-CSR filing dated July 27, 2011, Accession Number 0000035315-11-000150. This amended report on Form N-CSR relates solely to Item 1 for the Strategic Advisers Growth Fund series.

Item 1. Reports to Stockholders

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Strategic Advisers® Growth Fund's cumulative total return and show you what would have happened if Strategic Advisers® Growth Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Growth Fund on June 2, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending May 31, 2011, marked another good stretch for major equity markets, extending a rally that began more than two years ago. Despite early-period volatility due to concern about the debt crisis in Europe and a potential double-dip recession in the U.S., stocks regained strength in late summer and the fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of U.S. Treasuries. Later, some long-awaited improvement in the job market was also somewhat heartening, but investors remained concerned that it was still too weak to support sustained economic growth. For the full period, the large-cap proxy S&P 500® Index was up 25.95%, while the blue-chip-laden Dow Jones Industrial AverageSM rose 27.30% and the technology-focused Nasdaq Composite® Index added 26.78%. Within the S&P 500®, economically sensitive sectors achieved significant gains, led by energy (+47%) and materials (+36%). Telecommunication services stocks also rose sharply (+40%), while financials (+9%) was the only sector to fall short of double digits. On the capitalization spectrum, stocks of mid-cap companies topped their small- and large-cap counterparts, with the Russell Midcap® Index advancing 32.59%.

Comments from John Stone and Barry Golden, Co-Portfolio Managers of Strategic Advisers® Growth Fund: From its inception on June 2, 2010, through May 31, 2011, Strategic Advisers® Growth Fund (the Fund) advanced 27.03%, but trailed the 28.08% gain of the Russell 1000® Growth Index. Relative to the benchmark, a manager that follows an aggressive, opportunistic strategy was a top contributor, thanks to solid technology stock selection in such cutting-edge areas as cloud computing. The Fund also benefited from a mid-cap growth manager that outperformed the index by a sizable margin. An all-cap manager was another contributor, because of strong stock picking among fast-growing mid-cap companies. On the downside, two managers that focus on companies with superior quality metrics detracted since their investment style was out of favor during the period. In addition, a valuation-focused manager that looks to identify growth opportunities trading at reasonable valuations also hampered performance because it did not hold many of the smaller, high-growth companies that led the market. Lastly, a momentum-oriented manager with a quantitative investment process proved disappointing, primarily due to weak security selection. This manager's risk controls also kept it from owning aggressive-growth stocks that it deemed overpriced.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.40%	$ 1,000.00	$ 1,145.40	$ 2.14
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.94	$ 2.02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	7.9	8.8
Fidelity Growth Company Fund	5.7	5.6
Aston/Montag & Caldwell Growth Fund Class N	4.1	4.4
Apple, Inc.	2.9	3.1
Oracle Corp.	2.5	2.2
Google, Inc. Class A	2.1	2.7
QUALCOMM, Inc.	2.1	1.7
Columbia Select Large Capital Growth Fund Class Z	1.9	0.0
Energy Select Sector SPDR ETF	1.8	0.0
Schlumberger Ltd.	1.3	1.4
	32.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	26.0
Consumer Discretionary	12.5	14.0
Industrials	9.3	10.6
Health Care	7.8	7.5
Energy	7.5	6.0
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Common Stocks 72.6%		Common Stocks 78.4%
	Large Growth Funds 12.5%		Large Growth Funds 11.6%
	Mid-Cap Growth Funds 7.9%		Mid-Cap Growth Funds 8.8%
	Sector Funds 1.8%		Sector Funds 0.0%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	2.9%	** Foreign investments	3.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Common Stocks - 72.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.0%
BorgWarner, Inc. (a)	397,400	$ 28,815,474
Gentex Corp.	458,250	13,449,638
TRW Automotive Holdings Corp. (a)	502,260	28,563,526
		70,828,638
Automobiles - 0.8%
Ford Motor Co. (a)	2,424,500	36,173,540
General Motors Co.	476,800	15,167,008
		51,340,548
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	74,200	3,050,362
H&R Block, Inc.	520,600	8,433,720
		11,484,082
Hotels, Restaurants & Leisure - 2.9%
Ctrip.com International Ltd. sponsored ADR (a)	294,900	13,270,500
Las Vegas Sands Corp. (a)	456,400	18,958,856
McDonald's Corp.	437,400	35,665,596
Starbucks Corp.	975,673	35,895,010
Starwood Hotels & Resorts Worldwide, Inc.	576,423	35,150,275
Wynn Resorts Ltd.	312,673	45,812,848
Yum! Brands, Inc.	274,800	15,201,936
		199,955,021
Household Durables - 0.1%
Harman International Industries, Inc.	135,150	6,483,146
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	289,730	56,986,994
Expedia, Inc.	565,860	15,849,739
Netflix, Inc. (a)	25,400	6,878,320
Priceline.com, Inc. (a)	38,240	19,700,866
		99,415,919
Media - 2.0%
CBS Corp. Class B	1,068,350	29,860,383
DIRECTV (a)	432,800	21,752,528
Discovery Communications, Inc. (a)	131,750	5,739,030
Omnicom Group, Inc.	378,070	17,682,334
Scripps Networks Interactive, Inc. Class A	269,200	13,575,756
The Walt Disney Co.	931,047	38,759,487
Time Warner Cable, Inc.	157,100	12,131,262
		139,500,780
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.8%
Dollar General Corp. (a)	394,400	$ 13,831,608
Dollar Tree, Inc. (a)	247,300	15,762,902
Macy's, Inc.	585,200	16,900,576
Target Corp.	202,700	10,039,731
		56,534,817
Specialty Retail - 2.7%
AutoZone, Inc. (a)	101,400	29,811,600
Best Buy Co., Inc.	402,600	12,786,576
Foot Locker, Inc.	248,000	6,185,120
Home Depot, Inc.	720,660	26,145,545
O'Reilly Automotive, Inc. (a)	474,950	28,549,245
PetSmart, Inc.	130,000	5,889,000
Ross Stores, Inc.	176,000	14,424,960
Signet Jewelers Ltd. (a)	216,200	9,947,362
Staples, Inc.	604,740	10,171,727
Tiffany & Co., Inc.	158,950	12,026,157
TJX Companies, Inc.	526,680	27,924,574
		183,861,866
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	321,680	20,478,149
NIKE, Inc. Class B	141,560	11,954,742
		32,432,891
TOTAL CONSUMER DISCRETIONARY		851,837,708
CONSUMER STAPLES - 5.2%
Beverages - 0.9%
PepsiCo, Inc.	680,540	48,400,005
The Coca-Cola Co.	214,860	14,354,797
		62,754,802
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	177,100	14,607,208
CVS Caremark Corp.	829,440	32,091,034
		46,698,242
Food Products - 1.6%
Corn Products International, Inc.	359,700	20,405,781
Green Mountain Coffee Roasters, Inc. (a)	204,500	16,844,665
Hershey Co.	206,000	11,480,380
Kellogg Co.	215,030	12,254,560
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	580,890	$ 20,313,723
Mead Johnson Nutrition Co. Class A	187,500	12,710,625
Tyson Foods, Inc. Class A	828,400	15,756,168
		109,765,902
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	367,283	37,650,180
Tobacco - 1.4%
Lorillard, Inc.	111,800	12,888,304
Philip Morris International, Inc.	1,123,250	80,593,188
		93,481,492
TOTAL CONSUMER STAPLES		350,350,618
ENERGY - 7.5%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	364,960	17,393,994
FMC Technologies, Inc. (a)	616,700	27,523,321
Halliburton Co.	1,018,499	51,077,725
McDermott International, Inc. (a)	475,700	10,094,354
National Oilwell Varco, Inc.	507,898	36,863,237
Schlumberger Ltd.	1,024,377	87,809,596
		230,762,227
Oil, Gas & Consumable Fuels - 4.1%
Alpha Natural Resources, Inc. (a)	444,420	24,349,772
Chevron Corp.	640,530	67,198,002
Concho Resources, Inc. (a)	227,000	21,476,470
ConocoPhillips	322,200	23,591,484
Exxon Mobil Corp.	543,900	45,399,333
Holly Corp.	92,700	5,776,137
Murphy Oil Corp.	126,100	8,687,029
Occidental Petroleum Corp.	510,740	55,083,309
Petrohawk Energy Corp. (a)	478,920	12,677,012
Valero Energy Corp.	672,700	18,499,250
		282,737,798
TOTAL ENERGY		513,500,025
FINANCIALS - 3.8%
Capital Markets - 2.1%
Charles Schwab Corp.	2,081,630	37,490,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	155,200	$ 20,110,816
T. Rowe Price Group, Inc.	546,766	34,610,288
TD Ameritrade Holding Corp.	2,427,930	52,321,892
		144,533,152
Commercial Banks - 0.2%
Wells Fargo & Co.	483,660	13,721,434
Consumer Finance - 0.2%
Capital One Financial Corp.	218,300	11,862,422
Diversified Financial Services - 1.3%
CME Group, Inc.	91,910	26,264,202
IntercontinentalExchange, Inc. (a)	128,500	15,503,525
JPMorgan Chase & Co.	1,061,467	45,897,833
		87,665,560
TOTAL FINANCIALS		257,782,568
HEALTH CARE - 7.8%
Biotechnology - 0.6%
Amgen, Inc. (a)	191,900	11,617,626
Gilead Sciences, Inc. (a)	629,890	26,291,609
		37,909,235
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	364,230	21,678,970
Cooper Companies, Inc.	235,100	17,611,341
Edwards Lifesciences Corp. (a)	89,600	7,950,208
Intuitive Surgical, Inc. (a)	47,562	16,599,138
Medtronic, Inc.	567,400	23,093,180
St. Jude Medical, Inc.	209,400	10,610,298
Varian Medical Systems, Inc. (a)	187,200	12,643,488
		110,186,623
Health Care Providers & Services - 2.7%
Aetna, Inc.	463,970	20,266,210
Cardinal Health, Inc.	398,000	18,077,160
CIGNA Corp.	383,900	19,152,771
Express Scripts, Inc. (a)	659,100	39,255,996
McKesson Corp.	184,400	15,786,484
UnitedHealth Group, Inc.	802,900	39,301,955
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	152,900	$ 8,331,521
WellPoint, Inc.	299,800	23,435,366
		183,607,463
Health Care Technology - 0.2%
Cerner Corp. (a)	125,000	15,012,500
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	181,927	11,907,122
Pharmaceuticals - 2.5%
Allergan, Inc.	631,659	52,257,149
Endo Pharmaceuticals Holdings, Inc. (a)	458,800	19,099,844
Merck & Co., Inc.	507,550	18,652,463
Mylan, Inc. (a)	543,000	12,784,935
Perrigo Co.	98,400	8,419,104
Pfizer, Inc.	1,390,640	29,829,228
Shire PLC sponsored ADR	215,400	20,590,086
Watson Pharmaceuticals, Inc. (a)	134,200	8,635,770
		170,268,579
TOTAL HEALTH CARE		528,891,522
INDUSTRIALS - 9.3%
Aerospace & Defense - 3.1%
Goodrich Corp.	183,500	16,017,715
Honeywell International, Inc.	631,830	37,625,477
Huntington Ingalls Industries, Inc. (a)	35,783	1,308,597
Lockheed Martin Corp.	255,540	19,906,566
Northrop Grumman Corp.	214,700	14,017,763
Precision Castparts Corp.	238,491	37,466,936
The Boeing Co.	302,400	23,596,272
United Technologies Corp.	695,660	61,058,078
		210,997,404
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	191,700	15,378,174
Expeditors International of Washington, Inc.	329,400	17,398,908
United Parcel Service, Inc. Class B	156,100	11,471,789
		44,248,871
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	81,050	7,220,745
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Fluor Corp.	334,100	$ 23,029,513
KBR, Inc.	415,400	15,502,728
		38,532,241
Electrical Equipment - 0.2%
Emerson Electric Co.	274,466	14,972,120
Industrial Conglomerates - 0.2%
Tyco International Ltd.	242,700	11,977,245
Machinery - 3.4%
Caterpillar, Inc.	660,620	69,893,596
Danaher Corp.	1,089,499	59,410,380
Deere & Co.	406,700	35,008,736
Eaton Corp.	220,500	11,393,235
Illinois Tool Works, Inc.	409,900	23,495,468
Navistar International Corp. (a)	118,200	7,785,834
Parker Hannifin Corp.	108,200	9,613,570
Timken Co.	246,100	12,703,682
		229,304,501
Road & Rail - 1.1%
CSX Corp.	145,700	11,554,010
Norfolk Southern Corp.	163,200	11,964,192
Union Pacific Corp.	500,900	52,579,473
		76,097,675
TOTAL INDUSTRIALS		633,350,802
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.1%
Cisco Systems, Inc.	3,075,340	51,665,712
Juniper Networks, Inc. (a)	583,750	21,371,088
QUALCOMM, Inc.	2,392,580	140,181,262
		213,218,062
Computers & Peripherals - 4.8%
Apple, Inc. (a)	568,394	197,704,485
EMC Corp. (a)	1,282,600	36,515,622
Hewlett-Packard Co.	1,650,420	61,692,700
NetApp, Inc. (a)	393,498	21,551,885
Western Digital Corp. (a)	288,570	10,576,091
		328,040,783
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	162,500	$ 5,882,500
AVX Corp.	436,100	6,859,853
Corning, Inc.	1,730,410	34,867,762
Vishay Intertechnology, Inc. (a)	857,800	13,613,286
		61,223,401
Internet Software & Services - 2.6%
Baidu.com, Inc. sponsored ADR (a)	136,100	18,470,131
Google, Inc. Class A (a)	268,147	141,855,126
VeriSign, Inc.	368,800	12,915,376
Yandex NV	32,500	1,087,125
		174,327,758
IT Services - 2.5%
Accenture PLC Class A	332,800	19,099,392
Cognizant Technology Solutions Corp. Class A (a)	994,570	75,627,103
International Business Machines Corp.	145,800	24,629,994
MasterCard, Inc. Class A	42,600	12,228,330
Visa, Inc. Class A	467,221	37,872,934
		169,457,753
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	351,400	16,898,826
Analog Devices, Inc.	404,650	16,659,441
Applied Materials, Inc.	1,209,290	16,664,016
ARM Holdings PLC sponsored ADR	320,100	9,138,855
Broadcom Corp. Class A	225,369	8,108,777
Fairchild Semiconductor International, Inc. (a)	370,900	6,691,036
Intel Corp.	1,060,500	23,871,855
Lam Research Corp. (a)	379,350	17,827,553
Microchip Technology, Inc.	1,247,167	49,300,512
Micron Technology, Inc. (a)	1,092,900	11,147,580
Texas Instruments, Inc.	498,400	17,593,520
Xilinx, Inc.	547,040	19,518,387
		213,420,358
Software - 6.3%
Adobe Systems, Inc. (a)	584,220	20,231,539
Autodesk, Inc. (a)	431,800	18,558,764
BMC Software, Inc. (a)	475,120	26,525,950
Citrix Systems, Inc. (a)	268,200	23,499,684
Intuit, Inc. (a)	627,400	33,860,778
Microsoft Corp.	1,261,200	31,542,612
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	5,071,020	$ 173,530,304
salesforce.com, Inc. (a)	218,500	33,268,810
Symantec Corp. (a)	522,200	10,209,010
Synopsys, Inc. (a)	1,162,380	31,779,469
VMware, Inc. Class A (a)	286,436	27,875,952
		430,882,872
TOTAL INFORMATION TECHNOLOGY		1,590,570,987
MATERIALS - 2.8%
Chemicals - 1.8%
Ashland, Inc.	318,250	21,749,205
E.I. du Pont de Nemours & Co.	295,300	15,739,490
Ecolab, Inc.	333,714	18,314,224
Monsanto Co.	289,671	20,578,228
PPG Industries, Inc.	204,860	18,171,082
Praxair, Inc.	278,428	29,468,820
		124,021,049
Containers & Packaging - 0.1%
Ball Corp.	187,200	7,396,272
Crown Holdings, Inc. (a)	44,600	1,811,206
		9,207,478
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc.	180,710	16,390,397
Freeport-McMoRan Copper & Gold, Inc.	169,900	8,773,636
Walter Energy, Inc.	110,400	13,750,320
		38,914,353
Paper & Forest Products - 0.3%
Domtar Corp.	159,100	16,304,568
TOTAL MATERIALS		188,447,448
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	405,000	22,469,400
TOTAL COMMON STOCKS (Cost $4,177,055,757)		4,937,201,078
Equity Funds - 22.2%
	Shares	Value
Large Growth Funds - 12.5%
Aston/Montag & Caldwell Growth Fund Class N	10,946,662	$ 279,468,290
Columbia Select Large Capital Growth Fund Class Z (a)	9,135,644	129,360,716
Fidelity Growth Company Fund (c)	4,156,724	385,577,701
iShares Russell 1000 Growth Index ETF	98,074	6,058,031
PRIMECAP Odyssey Growth Fund	2,820,860	48,067,462
TOTAL LARGE GROWTH FUNDS		848,532,200
Mid-Cap Growth Funds - 7.9%
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	13,187,490	538,313,312
Sector Funds - 1.8%
Energy Select Sector SPDR ETF	1,550,600	119,566,766
TOTAL EQUITY FUNDS (Cost $1,272,046,334)		1,506,412,278
Short-Term Funds - 5.0%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $341,869,548)	341,869,548	341,869,548
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,790,971,639)		6,785,482,904
NET OTHER ASSETS (LIABILITIES) - 0.2%		14,987,632
NET ASSETS - 100%		$ 6,800,470,536
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4,060 CME E-mini S&P 500 Index Contracts	June 2011	$ 272,811,700	$ 6,232,086

The face value of futures purchased as a percentage of net assets is 4%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ -	$ 324,370,438	$ -	$ 9,853	$ 385,577,701
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 6,232,086	$ -
Total Value of Derivatives	$ 6,232,086	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,466,601,201)	$ 6,399,905,203
Affiliated issuers (cost $324,370,438)	385,577,701
Total Investments (cost $5,790,971,639)		$ 6,785,482,904
Segregated cash with broker for futures contracts		17,905,500
Cash		23,736
Receivable for investments sold		13,946,694
Receivable for fund shares sold		6,903,589
Dividends receivable		6,760,709
Receivable for daily variation on futures contracts		2,807,126
Prepaid expenses		41,196
Total assets		6,833,871,454

Liabilities
Payable for investments purchased	$ 27,300,539
Payable for fund shares redeemed	2,962,359
Accrued management fee	1,071,402
Other affiliated payables	1,347,498
Other payables and accrued expenses	719,120
Total liabilities		33,400,918

Net Assets		$ 6,800,470,536
Net Assets consist of:
Paid in capital		$ 5,744,726,214
Undistributed net investment income		10,665,699
Accumulated undistributed net realized gain (loss) on investments		44,335,272
Net unrealized appreciation (depreciation) on investments		1,000,743,351
Net Assets, for 536,552,467 shares outstanding		$ 6,800,470,536
Net Asset Value, offering price and redemption price per share ($6,800,470,536 ÷ 536,552,467 shares)		$ 12.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

For the period June 2, 2010 (commencement of operations) to May 31, 2011

Investment Income
Dividends: Unaffiliated issuers		$ 43,864,029
Affiliated issuers		9,853
Total income		43,873,882

Expenses
Management fee	$ 19,686,296
Transfer agent fees	7,412,856
Accounting fees and expenses	900,241
Custodian fees and expenses	75,527
Independent trustees' compensation	29,155
Registration fees	1,101,231
Audit	46,450
Legal	54,524
Miscellaneous	31,124
Total expenses before reductions	29,337,404
Expense reductions	(10,569,289)	18,768,115
Net investment income (loss)		25,105,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,659,850
Futures contracts	504,057
Realized gain distributions from underlying funds:
Unaffiliated issuers	442,446
Total net realized gain (loss)		44,606,353
Change in net unrealized appreciation (depreciation) on: Investment securities	994,511,265
Futures contracts	6,232,086
Total change in net unrealized appreciation (depreciation)		1,000,743,351
Net gain (loss)		1,045,349,704
Net increase (decrease) in net assets resulting from operations		$ 1,070,455,471

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period June 2, 2010 (commencement of operations) to May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,105,767
Net realized gain (loss)	44,606,353
Change in net unrealized appreciation (depreciation)	1,000,743,351
Net increase (decrease) in net assets resulting from operations	1,070,455,471
Distributions to shareholders from net investment income	(14,392,880)
Share transactions Proceeds from sales of shares	6,324,700,769
Reinvestment of distributions	14,361,138
Cost of shares redeemed	(594,653,962)
Net increase (decrease) in net assets resulting from share transactions	5,744,407,945
Total increase (decrease) in net assets	6,800,470,536

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $10,665,699)	$ 6,800,470,536
Other Information Shares
Sold	587,138,724
Issued in reinvestment of distributions	1,229,550
Redeemed	(51,815,807)
Net increase (decrease)	536,552,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended May 31,
2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	2.63
Total from investment operations	2.70
Distributions from net investment income	(.03)
Net asset value, end of period	$ 12.67
Total Return B,C	27.03%
Ratios to Average Net Assets F
Expenses before reductions	.70% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,800,471
Portfolio turnover rate G	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 2, 2010 (commencement of operations) to May 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2011

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,043,859,452
Gross unrealized depreciation	(60,051,530)
Net unrealized appreciation (depreciation) on securities and other investments	$ 983,807,922
Tax Cost	$ 5,801,674,982

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 67,452,268
Undistributed long-term capital gain	$ 4,484,131
Net unrealized appreciation (depreciation)	$ 983,807,922

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

The tax character of distributions paid was as follows:

May 31, 2011
Ordinary Income	$ 14,392,880

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements

Annual Report

3. Derivative Instruments - continued

Futures Contracts - continued

are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $504,057 and a change in net unrealized appreciation (depreciation) of $6,232,086 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $7,450,487,291 and $2,043,490,724, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average daily net assets. For the period, the total annual management fee rate was .47% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013.

Sub-Advisers. ClariVest Asset Management LLC, Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers), Waddell & Reed Investment Management Co. and Winslow Capital Management, Inc. each serve as a sub-adviser for the Fund. Each sub-adviser provides discretionary investment advisory services for its allocated portion of the Fund's assets and is paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,955 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,157 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

In addition to Strategic Advisers waiving a portion of its expenses, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, this waiver and credits reduced the Fund's expenses by $10,568,618 and $671.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Growth Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period June 2, 2010 (commencement of operations) through May 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Growth Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2011 by correspondence with the custodian, brokers and transfer agent provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2011

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Boyce I. Greer, each of the Trustees oversees 17 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees 19 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (65)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Boyce I. Greer (55)

Year of Election or Appointment: 2009

Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President and a Director of Strategic Advisers, Inc. and Global Asset Allocation (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and serves as Vice President of a number of Fidelity funds (2005-present). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), President of the Asset Allocation Division (2008-present), President of FIMM 130/30 LLC (2008-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (67)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (78)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin, and is an Advisory Director of CH2M Hill Companies (engineering). Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (51)

Year of Election or Appointment: 2007

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (67)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (41)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (45)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (47)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (42)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

James R. Rooney (52)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (37)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Growth Fund voted to pay on July 11, 2011, to shareholders of record at the opening of business on July 8, 2011, a distribution of $0.114 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.020 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2011, $4,484,131, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

On March 3, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to amend the fund's sub-advisory agreement with Waddell & Reed Investment Management Company (Waddell & Reed) to lower the fees paid by Strategic Advisers, Inc. (Strategic Advisers), the fund's investment adviser, to Waddell & Reed. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. The Board considered that the fees payable under the fund's amended sub-advisory agreement with Waddell & Reed will be lower than under the current agreement. The Board also considered that the amendment involves no changes in (i) the investment process or strategies employed in the management of the fund's assets or (ii) the nature or level of services to be provided under the current Waddell & Reed sub-advisory agreement.

Because the amended sub-advisory agreement contains lower fees and also terms identical to the current sub-advisory agreement, the Board did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract with Strategic Advisers and the sub-advisory agreements with ClariVest Asset Management LLC, Pyramis Global Advisors, LLC, Waddell & Reed, and Winslow Capital Management, Inc., the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's amended sub-advisory agreement with Waddell & Reed is fair and reasonable, and that the amended agreement should be approved.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

Winslow Capital Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SGF-ANN-0711-01
1.907404.102

Item 12. Exhibits

(a)	(1)	Not applicable
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	March 29, 2012